Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 26.5%

Communication Services - 2.9%
Entertainment - 1.1%
Activision Blizzard, Inc.[1]	46,030	$2,691,835
Electronic Arts, Inc.*[1]	22,360	2,413,091
Nexon Co. Ltd. (Japan)*	359,400	4,867,331

		9,972,257

Interactive Media & Services - 1.6%
Alphabet, Inc. - Class A*	1,640	2,349,759
Alphabet, Inc. - Class C*	1,640	2,352,137
Facebook, Inc. - Class A*	29,470	5,950,288
Tencent Holdings Ltd. - Class H (China)	66,100	3,152,323

		13,804,507

Media - 0.2%
Quebecor, Inc. - Class B (Canada)	31,350	777,946
Shaw Communications, Inc. - Class B (Canada)	40,835	797,939

		1,575,885

Total Communication Services		25,352,649

Consumer Discretionary - 2.4%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	30,308	775,885

Hotels, Restaurants & Leisure - 0.0%##
Hilton Worldwide Holdings, Inc.	1,320	142,296
Wyndham Hotels & Resorts, Inc.	2,330	133,206

		275,502

Household Durables - 0.4%
Sony Corp. - ADR (Japan)	46,580	3,268,984

Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd. - ADR (China)*	7,270	1,501,910
Amazon.com, Inc.*	1,770	3,555,434
Booking Holdings, Inc.*	770	1,409,524

		6,466,868

Multiline Retail - 0.2%
Dollar Tree, Inc.*	17,875	1,556,376

Specialty Retail - 0.6%
The Home Depot, Inc.	11,661	2,659,874
Industria de Diseno Textil S.A. (Spain)	76,280	2,565,082

		5,224,956

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	13,710	3,282,037

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	6,528	$541,628

		3,823,665

Total Consumer Discretionary		21,392,236

Consumer Staples - 3.3%
Beverages - 1.3%
Ambev S.A. - ADR (Brazil)	166,325	691,912
Anheuser-Busch InBev S.A./N.V. (Belgium)	37,825	2,853,529
The Coca-Cola Co.	55,860	3,262,224
Diageo plc (United Kingdom)	38,140	1,508,172
PepsiCo, Inc.	22,530	3,199,711

		11,515,548

Food & Staples Retailing - 0.4%
Walgreens Boots Alliance, Inc.	15,725	799,616
Walmart, Inc.	24,800	2,839,352

		3,638,968

Food Products - 0.9%
Mondelez International, Inc. - Class A	77,950	4,472,771
Nestle S.A. (Switzerland)	29,520	3,255,841

		7,728,612

Household Products - 0.2%
Colgate-Palmolive Co.	13,949	1,029,157
Kimberly-Clark Corp.	6,258	896,396

		1,925,553

Personal Products - 0.5%
Unilever plc - ADR (United Kingdom)	80,182	4,792,478

Total Consumer Staples		29,601,159

Energy - 1.3%
Energy Equipment & Services - 0.6%
Halliburton Co.	81,950	1,787,330
Oceaneering International, Inc.*	87,400	1,084,634
Schlumberger Ltd.	51,400	1,722,414
Transocean Ltd.*	82,610	376,702

		4,971,080

Oil, Gas & Consumable Fuels - 0.7%
Chevron Corp.	14,402	1,543,030
China Petroleum & Chemical Corp. - ADR (China)	16,505	865,357
Equinor ASA - ADR (Norway)	33,304	605,467

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	13,069	$712,260
Petroleo Brasileiro S.A. - ADR (Brazil)	65,390	866,418
TOTAL S.A. - ADR (France)	22,019	1,069,903
Valero Energy Corp.	7,672	646,826

		6,309,261

Total Energy		11,280,341

Financials - 2.7%
Banks - 1.1%
Bank of America Corp.	61,256	2,011,035
Citigroup, Inc.	17,752	1,320,926
JPMorgan Chase & Co.	21,298	2,819,003
U.S. Bancorp	24,241	1,290,106
Wells Fargo & Co.	50,235	2,358,031

		9,799,101

Capital Markets - 1.0%
BlackRock, Inc.	1,490	785,752
Cboe Global Markets, Inc.[1]	13,380	1,648,684
CME Group, Inc.	7,920	1,719,511
Intercontinental Exchange, Inc.	16,580	1,653,689
Moody’s Corp.	6,270	1,610,073
S&P Global, Inc.	5,450	1,600,828

		9,018,537

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*	17,570	3,943,236

Insurance - 0.1%
Chubb Ltd.	4,986	757,822

Total Financials		23,518,696

Health Care - 4.7%
Biotechnology - 1.1%
AbbVie, Inc.	20,296	1,644,381
Amgen, Inc.	8,595	1,856,950
BioMarin Pharmaceutical, Inc.*	23,920	1,997,320
Gilead Sciences, Inc.	20,274	1,281,317
Incyte Corp.*	11,760	859,303
Seattle Genetics, Inc.*	9,190	996,104
Vertex Pharmaceuticals, Inc.*	4,450	1,010,372

		9,645,747

Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)*	26,000	1,532,440
Medtronic plc	60,169	6,945,909

		8,478,349

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 0.1%
CVS Health Corp.	17,723	$1,201,974

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.[1]	20,036	1,261,266
Johnson & Johnson	49,964	7,438,141
Merck & Co., Inc.	39,647	3,387,440
Merck KGaA (Germany)	24,730	3,171,126
Novartis AG - ADR (Switzerland)	52,160	4,929,642
Pfizer, Inc.	61,478	2,289,441

		22,477,056

Total Health Care		41,803,126

Industrials - 2.1%
Aerospace & Defense - 0.6%
The Boeing Co.	6,016	1,914,713
Lockheed Martin Corp.	3,726	1,595,175
United Technologies Corp.	10,662	1,601,432

		5,111,320

Air Freight & Logistics - 0.2%
United Parcel Service, Inc. - Class B	13,707	1,418,949

Airlines - 0.3%
easyJet plc (United Kingdom)	85,590	1,571,134
Ryanair Holdings plc - ADR (Ireland)*	17,840	1,545,122

		3,116,256

Commercial Services & Supplies - 0.1%
Waste Management, Inc.	7,452	906,908

Electrical Equipment - 0.2%
Eaton Corp. plc	8,091	764,357
Emerson Electric Co.	10,893	780,266

		1,544,623

Industrial Conglomerates - 0.3%
3M Co.	8,003	1,269,756
Honeywell International, Inc.	9,046	1,566,948

		2,836,704

Machinery - 0.2%
Caterpillar, Inc.	7,360	966,736
Illinois Tool Works, Inc.	4,894	856,352

		1,823,088

Road & Rail - 0.2%
Union Pacific Corp.	8,847	1,587,329

Total Industrials		18,345,177

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology - 4.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.	42,284	$1,943,795

IT Services - 1.5%
International Business Machines Corp.	11,713	1,683,509
InterXion Holding N.V. (Netherlands)*	7,255	631,403
Mastercard, Inc. - Class A	15,840	5,004,490
PayPal Holdings, Inc.*	13,660	1,555,737
Visa, Inc. - Class A1	22,660	4,508,660

		13,383,799

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.	4,704	1,435,473
Intel Corp.	42,020	2,686,339
Micron Technology, Inc.*	82,700	4,390,543
NVIDIA Corp.	12,720	3,007,390
Texas Instruments, Inc.	11,708	1,412,570

		12,932,315

Software - 0.8%
Microsoft Corp.	20,060	3,414,814
ServiceNow, Inc.*[1]	10,380	3,510,827

		6,925,641

Total Information Technology		35,185,550

Materials - 0.4%
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	97,770	1,528,145

Metals & Mining - 0.2%
BHP Group Ltd. - ADR (Australia)	26,489	1,353,852
Rio Tinto plc - ADR (Australia)	19,271	1,029,650

		2,383,502

Total Materials		3,911,647

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Acadia Realty Trust	5,400	134,028
Agree Realty Corp.	2,030	154,138
Alexandria Real Estate Equities, Inc.	770	125,664
American Campus Communities, Inc.	5,400	247,698
American Homes 4 Rent - Class A	16,660	455,318
American Tower Corp.	6,930	1,605,958
Americold Realty Trust	12,925	445,525
Apartment Investment & Management Co. - Class A	8,902	469,224
AvalonBay Communities, Inc.	3,145	681,490

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Boston Properties, Inc.	3,471	$497,568
Brandywine Realty Trust	26,630	415,961
BSR Real Estate Investment Trust (Canada)	8,350	102,037
Camden Property Trust	4,115	462,649
Community Healthcare Trust, Inc.	7,135	336,558
Cousins Properties, Inc.	11,876	486,085
Crown Castle International Corp.	2,285	342,384
Digital Realty Trust, Inc.	2,620	322,234
Douglas Emmett, Inc.	8,895	369,142
Equinix, Inc.	5,955	3,511,842
Equity LifeStyle Properties, Inc.	2,895	210,611
Equity Residential	4,470	371,368
Essential Properties Realty Trust, Inc.	10,237	282,644
Essex Property Trust, Inc.	909	281,572
Extra Space Storage, Inc.	1,075	118,981
Federal Realty Investment Trust	775	96,890
First Industrial Realty Trust, Inc.	3,860	164,822
Getty Realty Corp.	4,390	138,373
Healthcare Realty Trust, Inc.	8,705	313,902
Healthcare Trust of America, Inc. - Class A	5,465	175,044
Healthpeak Properties, Inc.	14,175	510,158
Hibernia REIT plc (Ireland)	102,290	155,647
Host Hotels & Resorts, Inc.	10,580	172,877
Independence Realty Trust, Inc.	7,550	110,758
Innovative Industrial Properties, Inc.	1,772	158,594
Invitation Homes, Inc.	23,495	739,388
Jernigan Capital, Inc.	19,600	391,804
Kilroy Realty Corp.	1,286	106,185
Liberty Property Trust	2,050	128,432
Life Storage, Inc.	960	108,653
Mid-America Apartment Communities, Inc.	1,515	207,873
National Retail Properties, Inc.	3,410	190,960
Omega Healthcare Investors, Inc.	4,905	205,765
Physicians Realty Trust	17,775	343,946
Plymouth Industrial REIT, Inc.	6,694	123,303
Prologis, Inc.	11,695	1,086,232
Public Storage	1,755	392,699
Realty Income Corp.	1,570	123,104
Regency Centers Corp.	3,115	193,255
SBA Communications Corp.	6,360	1,587,202
Simon Property Group, Inc.	3,835	510,630
STAG Industrial, Inc.	10,365	334,168
STORE Capital Corp.	8,410	330,092
Sun Communities, Inc.	3,425	555,432

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Sunstone Hotel Investors, Inc.	8,985	$113,930
UDR, Inc.	7,538	361,146
UMH Properties, Inc.	7,070	111,706
Urban Edge Properties	10,060	185,003
Ventas, Inc.	4,032	233,292
VEREIT, Inc.	19,575	191,052
Vornado Realty Trust	1,185	77,937
Welltower, Inc.	5,034	427,437

Total Real Estate		23,788,370

TOTAL COMMON STOCKS
(Identified Cost $202,422,063)		234,178,951

CORPORATE BONDS - 16.1%

Non-Convertible Corporate Bonds - 16.1%
Communication Services - 3.7%
Diversified Telecommunication Services - 1.8%
AT&T, Inc., 4.25%, 3/1/2027	5,470,000	6,096,310
CenturyLink, Inc., 5.625%, 4/1/2020	85,000	85,319
Verizon Communications, Inc., 5.25%, 3/16/2037	7,160,000	9,302,837

		15,484,466

Interactive Media & Services - 0.5%
Tencent Holdings Ltd. (China)[3], 3.975%, 4/11/2029	4,170,000	4,599,352

Media - 1.4%
Comcast Corp., 3.25%, 11/1/2039	4,440,000	4,718,165
Diamond Sports Group LLC - Diamond Sports Finance Co.[3], 6.625%, 8/15/2027	130,000	121,550
Discovery Communications LLC, 5.20%, 9/20/2047	6,640,000	7,818,388
Townsquare Media, Inc.[3], 6.50%, 4/1/2023	90,000	91,125

		12,749,228

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	205,000	208,628
Sprint Corp., 7.25%, 9/15/2021	85,000	89,144
Sprint Corp., 7.125%, 6/15/2024	85,000	87,792

		385,564

Total Communication Services		33,218,610

Consumer Discretionary - 1.7%
Auto Components - 0.0%##
Techniplas LLC[3], 10.00%, 5/1/2020	110,000	91,850

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates)[3], 7.125%, 7/31/2026	140,000	$146,150

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[3], 6.75%, 8/1/2025	90,000	92,700
LGI Homes, Inc.[3], 6.875%, 7/15/2026	175,000	184,844
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	125,000	130,312

		407,856

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	4,320,000	4,604,949
Booking Holdings, Inc., 3.60%, 6/1/2026	8,420,000	9,183,244
Photo Holdings Merger Sub, Inc.[3], 8.50%, 10/1/2026	135,000	126,225

		13,914,418

Specialty Retail - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[3], 12.25%, 11/15/2026	130,000	134,550

Total Consumer Discretionary		14,694,824

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[3], 8.625%, 10/15/2026	125,000	132,656

Energy - 2.7%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	140,000	133,603
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	90,000	83,700

		217,303

Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 3/1/2027	90,000	70,172
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 1/15/2028	90,000	69,992

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Bruin E&P Partners LLC[3], 8.875%, 8/1/2023	90,000	$57,938
Calumet Specialty Products Partners LP - Calumet Finance Corp.[3], 11.00%, 4/15/2025	135,000	149,178
CVR Energy, Inc.[3], 5.75%, 2/15/2028	85,000	83,215
Energy Transfer Operating LP, 6.50%, 2/1/2042	3,780,000	4,572,421
Enviva Partners LP - Enviva Partners Finance Corp.[3], 6.50%, 1/15/2026	145,000	154,682
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	125,000	126,035
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	180,000	49,500
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	4,540,000	6,059,715
Laredo Petroleum, Inc., 10.125%, 1/15/2028	125,000	111,544
Lonestar Resources America, Inc.[3], 11.25%, 1/1/2023	90,000	61,875
Moss Creek Resources Holdings, Inc.[3], 7.50%, 1/15/2026	95,000	69,706
NuStar Logistics LP, 6.75%, 2/1/2021	85,000	87,482
Rockies Express Pipeline LLC[3], 5.625%, 4/15/2020	130,000	130,650
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	6,520,000	7,570,423
Whiting Petroleum Corp., 5.75%, 3/15/2021	85,000	79,475
The Williams Companies, Inc., 3.75%, 6/15/2027	4,320,000	4,564,927

		24,068,930

Total Energy		24,286,233

Financials - 3.0%
Banks - 2.8%
Bank of America Corp., 4.00%, 1/22/2025	8,440,000	9,148,121
Citigroup, Inc., 8.125%, 7/15/2039	2,710,000	4,664,542
JPMorgan Chase & Co.[4], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	4,560,000	4,917,520
Santander Holdings USA, Inc., 4.50%, 7/17/2025	5,570,000	6,088,195

		24,818,378

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.0%##
AG Merger Sub II, Inc.[3], 10.75%, 8/1/2027	150,000	$158,999
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	175,000	181,562

		340,561

Consumer Finance - 0.1%
Credit Acceptance Corp.[3], 5.125%, 12/31/2024	95,000	99,275
Navient Corp., 5.00%, 10/26/2020	135,000	136,890
Navient Corp., 6.75%, 6/25/2025	85,000	92,438
SLM Corp., 5.125%, 4/5/2022	175,000	180,688

		509,291

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[3], 5.50%, 5/1/2025	85,000	90,525
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[3,5], 6.50%, 9/15/2024	190,000	194,380
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[3], 10.50%, 6/1/2024	135,000	127,912

		412,817

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Starwood Property Trust, Inc., 3.625%, 2/1/2021	140,000	140,525

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[3], 7.00%, 11/15/2025	150,000	146,999
Radian Group, Inc., 4.875%, 3/15/2027	145,000	153,338

		300,337

Total Financials		26,521,909

Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	4,630,000	5,010,563

Industrials - 2.1%
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[3], 4.75%, 2/1/2028	85,000	86,278

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 6.25%, 10/15/2021	85,000	89,961
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 5.25%, 4/15/2024	90,000	93,825

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 5.75%, 4/15/2026	85,000	$89,675

		273,461

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[3], 11.50%, 12/1/2021	45,000	45,112
Tutor Perini Corp.[3], 6.875%, 5/1/2025	230,000	216,200

		261,312

Industrial Conglomerates - 0.6%
General Electric Co.[4,6], (3 mo. LIBOR US + 3.330%), 5.00%	4,800,000	4,777,248

Marine - 0.1%
American Tanker, Inc. (Norway) [3], 9.25%, 2/22/2022	225,000	234,060
Borealis Finance LLC[3], 7.50%, 11/16/2022	190,000	183,825
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	200,000	207,750

		625,635

Trading Companies & Distributors - 1.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	5,590,000	6,125,799
Air Lease Corp., 3.625%, 4/1/2027	2,915,000	3,093,588
Avolon Holdings Funding Ltd. (Ireland)[3], 3.25%, 2/15/2027	3,030,000	3,066,845
Fortress Transportation & Infrastructure Investors LLC[3], 6.50%, 10/1/2025	85,000	90,242

		12,376,474

Total Industrials		18,400,408

Materials - 0.8%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	90,000	94,950

Metals & Mining - 0.8%
Compass Minerals International, Inc.[3], 6.75%, 12/1/2027	140,000	149,944
IAMGOLD Corp. (Canada)[3], 7.00%, 4/15/2025	145,000	149,350
Infrabuild Australia Pty Ltd. (Australia)[3], 12.00%, 10/1/2024	135,000	136,913
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	180,000	176,175

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc.[3], 7.125%, 11/1/2022	180,000	$144,900
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	5,960,000	5,998,740
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.50%, 6/15/2025	90,000	86,400

		6,842,422

Total Materials		6,937,372

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.5%
American Tower Corp., 3.80%, 8/15/2029	5,610,000	6,105,007
Crown Castle International Corp., 3.10%, 11/15/2029	5,920,000	6,129,665
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	945,000	938,139

		13,172,811

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five
Point Capital Corp.[3], 7.875%, 11/15/2025	135,000	139,725

Total Real Estate		13,312,536

TOTAL CORPORATE BONDS

(Identified Cost $133,473,567)		142,515,111

U.S. TREASURY SECURITIES - 24.6%

U.S. Treasury Bonds - 3.5%
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	23,196,789	26,201,149
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	4,865,734	5,373,623

Total U.S. Treasury Bonds
(Identified Cost $30,298,576)		31,574,772

U.S. Treasury Notes - 21.1%
U.S. Treasury Floating Rate Note[7], (3 mo. US Treasury Bill Yield + 0.300%), 1.856%, 10/31/2021	43,130,000	43,257,386
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	34,390,250	34,360,696
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	17,770,364	18,257,345
U.S. Treasury Note, 2.50%, 8/15/2023	36,740,000	38,248,349
U.S. Treasury Note, 2.50%, 5/15/2024	16,630,000	17,440,063

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.125%, 5/15/2025	16,725,000	$17,380,934
U.S. Treasury Note, 1.625%, 5/15/2026	17,420,000	17,648,638

Total U.S. Treasury Notes
(Identified Cost $184,189,056)		186,593,411

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $214,487,632)		218,168,183

ASSET-BACKED SECURITIES - 6.0%
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	1,281,354	1,282,848
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A3, 3.561%, 7/15/2030	1,055,385	1,064,572
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[3], 1.99%, 5/15/2029	2,964,899	2,966,597
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[3], 2.12%, 11/15/2029	1,031,390	1,032,958
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[3], 2.54%, 1/25/2047	2,434,302	2,464,690
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[3], 2.04%, 2/22/2022	522,600	522,647
Home Partners of America Trust, Series 2019-1, Class A3, 2.908%, 9/17/2039	3,016,768	3,080,397
Invitation Homes Trust, Series 2017-SFR2, Class A3,7, (1 mo. LIBOR US + 0.850%), 2.519%, 12/17/2036	714,769	714,545
Invitation Homes Trust, Series 2017-SFR2, Class B3,7, (1 mo. LIBOR US + 1.150%), 2.819%, 12/17/2036	570,000	569,370
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[3], 2.82%, 2/15/2068	1,833,238	1,843,808
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A3, 2.64%, 5/15/2068	3,000,000	3,041,360

	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2019-2A, Class A2[3,7], (1 mo. LIBOR US + 1.000%), 2.661%, 2/27/2068	6,500,000	$6,553,357
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	1,497,213	1,506,360
Progress Residential Trust, Series 2019-SFR2, Class A3, 3.147%, 5/17/2036	3,250,000	3,329,602
Progress Residential Trust, Series 2019-SFR4, Class A3, 2.687%, 10/17/2036	4,200,000	4,255,077
SoFi Consumer Loan Program LLC, Series 2017-4, Class A3, 2.50%, 5/26/2026	250,015	250,887
SoFi Consumer Loan Program Trust, Series 2019-2, Class A3, 3.01%, 4/25/2028	1,771,272	1,785,419
SoFi Consumer Loan Program Trust, Series 2019-3, Class A3, 2.90%, 5/25/2028	2,258,621	2,278,233
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX3, 2.65%, 9/25/2040	1,237,118	1,255,883
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	90,286	90,280
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	500,000	509,475
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A3, 2.39%, 2/25/2042	403,723	404,493
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX3, 3.08%, 1/25/2048	1,314,786	1,320,531
Store Master Funding I-VII LLC, Series 2019-1, Class A1[3], 2.82%, 11/20/2049	2,192,453	2,233,704
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	263,295	263,491
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,8], 2.50%, 10/25/2056	1,407,086	1,414,255
Towd Point Mortgage Trust, Series 2017-1, Class A1[3,8], 2.75%, 10/25/2056	1,882,486	1,904,990

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,7], (1 mo. LIBOR US + 1.000%), 2.661%, 10/25/2048	1,672,804	$1,680,083
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	1,751,946	1,756,862
Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.928%, 1/17/2036	1,839,781	1,873,420

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $52,638,948)		53,250,194

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	61,843	62,232
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/10/2035	4,633,000	4,765,507
CIM Trust, Series 2019-INV1, Class A1[3,8], 4.00%, 2/25/2049	1,008,758	1,032,669
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	4,455,000	4,736,513
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,8], 2.50%, 5/25/2043	1,016,095	1,009,223
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,8], 2.13%, 2/25/2043	672,897	658,020
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	2,159,169	2,272,353
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	3,127,190	3,286,437
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A3, 3.144%, 12/10/2036	3,370,000	3,518,740
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.427%, 8/25/2020	19,309,184	76,866
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.324%, 4/25/2021	2,552,040	27,730
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.635%, 10/25/2021	5,980,265	127,253

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.439%, 12/25/2021	7,330,297	$137,225
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.556%, 6/25/2022	14,517,110	411,644
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.294%, 4/25/2023	72,781,143	388,127
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.21%, 5/25/2023	45,240,576	164,938
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	2,131,446	2,177,659
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,705,867	1,745,078
FREMF Mortgage Trust, Series 2011-K13, Class B3,8, 4.769%, 1/25/2048	2,255,000	2,302,909
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	193,494,145	467,637
FREMF Mortgage Trust, Series 2014-K41, Class B3,8, 3.963%, 11/25/2047	2,227,000	2,404,259
FREMF Mortgage Trust, Series 2014-K716, Class B3,8, 4.084%, 8/25/2047	2,624,000	2,684,316
FREMF Mortgage Trust, Series 2015-K42, Class B3,8, 3.983%, 12/25/2024	490,000	522,241
FREMF Mortgage Trust, Series 2015-K43, Class B3,8, 3.861%, 2/25/2048	500,000	530,656
FREMF Mortgage Trust, Series 2015-K720, Class B3,8, 3.509%, 7/25/2022	270,000	276,957
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,375,429	2,410,490
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	27,571	27,714
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,8], 3.00%, 3/25/2043	530,338	538,720
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,8], 3.50%, 5/25/2043	577,614	592,026

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,8], 3.00%, 6/25/2029	739,265	$750,034
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[3,8], 3.50%, 8/25/2047	1,790,370	1,822,776
JP Morgan Mortgage Trust, Series 2017-6, Class A3[3,8], 3.50%, 12/25/2048	1,063,923	1,089,192
JP Morgan Mortgage Trust, Series 2017-6, Class A5[3,8], 3.50%, 12/25/2048	1,527,847	1,556,358
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,8], 3.75%, 11/25/2054	622,541	651,795
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,8], 3.75%, 8/25/2055	705,286	738,927
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,8], 3.75%, 11/25/2056	943,197	985,015
PMT Loan Trust, Series 2013-J1, Class A9[3,8], 3.50%, 9/25/2043	2,758,209	2,836,059
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	684,303	659,364
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	708,459	716,643
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	852,663	865,798
Starwood Retail Property Trust, Series 2014-STAR, Class A3,7, (1 mo. LIBOR US + 1.470%), 3.146%, 11/15/2027	2,065,176	2,061,367
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A3,8, 2.86%, 4/25/2041	2,886,800	2,919,075
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	155,000	155,331
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,7, (1 mo. LIBOR US + 1.050%), 2.726%, 12/15/2033	2,125,000	2,125,025
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	240,403	241,817
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,8], 4.869%, 2/15/2044	744,681	759,038

	PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,8], 3.50%, 1/20/2045		724,841	$742,056
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,8], 3.50%, 3/20/2045		433,341	433,783

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $60,312,244)			61,465,592

FOREIGN GOVERNMENT BONDS - 1.1%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	254,550
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,789,123
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,267,000	386,035
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	2,725,000	143,804
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	4,996,000	263,542
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	51,991

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $10,239,156)			9,889,045

U.S. GOVERNMENT AGENCIES - 14.2%
Mortgage-Backed Securities - 14.2%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		46,233	46,795
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021		1,378	1,388
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021		9,898	10,079
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021		34,748	35,140
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021		11,430	11,669
Fannie Mae, Pool #888815, UMBS, 4.50%, 11/1/2022		7,024	7,268
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		56,446	57,058
Fannie Mae, Pool #AA1563, UMBS, 4.50%, 2/1/2024		11,341	11,737
Fannie Mae, Pool #AC1557, UMBS, 4.50%, 9/1/2024		30,488	31,606
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024		14,488	15,174
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033		2,770,647	2,902,686

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034	541,249	$584,463
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034	647,444	699,142
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034	4,236,763	4,421,144
Fannie Mae, Pool #745418, UMBS, 5.50%, 4/1/2036	361,415	407,788
Fannie Mae, Pool #886904, UMBS, 6.50%, 9/1/2036	50,680	57,754
Fannie Mae, Pool #909786, UMBS, 5.50%, 3/1/2037	119,057	133,309
Fannie Mae, Pool #918516, UMBS, 5.50%, 6/1/2037	46,036	51,556
Fannie Mae, Pool #933521, UMBS, 5.00%, 1/1/2038	10,090	11,155
Fannie Mae, Pool #889260, UMBS, 5.00%, 4/1/2038	14,925	16,514
Fannie Mae, Pool #889576, UMBS, 6.00%, 4/1/2038	340,732	392,311
Fannie Mae, Pool #912948, UMBS, 5.00%, 5/1/2038	8,321	8,910
Fannie Mae, Pool #975840, UMBS, 5.00%, 5/1/2038	32,960	35,272
Fannie Mae, Pool #889624, UMBS, 5.50%, 5/1/2038	298,453	335,163
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	3,280,928	3,420,918
Fannie Mae, Pool #995196, UMBS, 6.00%, 7/1/2038	451,092	519,001
Fannie Mae, Pool #986458, UMBS, 6.00%, 8/1/2038	8,901	10,188
Fannie Mae, Pool #987831, UMBS, 6.00%, 9/1/2038	9,667	10,637
Fannie Mae, Pool #990897, UMBS, 6.00%, 9/1/2038	25,998	28,656
Fannie Mae, Pool #AD0220, UMBS, 6.00%, 10/1/2038	55,777	64,188
Fannie Mae, Pool #993920, UMBS, 6.00%, 11/1/2038	75,530	83,133
Fannie Mae, Pool #257497, UMBS, 6.00%, 12/1/2038	14,244	16,322
Fannie Mae, Pool #971022, UMBS, 5.00%, 1/1/2039	28,790	31,889
Fannie Mae, Pool #AA1810, UMBS, 5.00%, 1/1/2039	79,054	87,581
Fannie Mae, Pool #890294, UMBS, 5.50%, 1/1/2039	570,198	640,797
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039	300,807	337,694
Fannie Mae, Pool #983686, UMBS, 5.00%, 2/1/2039	28,254	30,252

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AE0604, UMBS, 6.00%, 7/1/2039	351,123	$404,251
Fannie Mae, Pool #AA6788, UMBS, 6.00%, 8/1/2039	122,918	135,848
Fannie Mae, Pool #AC0463, UMBS, 5.00%, 11/1/2039	45,251	50,178
Fannie Mae, Pool #AC5111, UMBS, 5.00%, 11/1/2039	74,259	82,187
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	727,345	794,330
Fannie Mae, Pool #MA0259, UMBS, 5.00%, 12/1/2039	42,439	47,115
Fannie Mae, Pool #AC8573, UMBS, 5.00%, 1/1/2040	66,209	73,299
Fannie Mae, Pool #890326, UMBS, 5.50%, 1/1/2040	609,533	684,444
Fannie Mae, Pool #AL1595, UMBS, 6.00%, 1/1/2040	419,271	482,688
Fannie Mae, Pool #AE0061, UMBS, 6.00%, 2/1/2040	171,577	197,102
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	596,057	686,295
Fannie Mae, Pool #AI5172, UMBS, 4.00%, 8/1/2041	392,309	417,046
Fannie Mae, Pool #AL1410, UMBS, 4.50%, 12/1/2041	895,550	978,302
Fannie Mae, Pool #AB4300, UMBS, 3.50%, 1/1/2042	234,815	248,336
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	534,991	576,197
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044	12,069,090	12,793,363
Fannie Mae, Pool #AX5234, UMBS, 4.50%, 11/1/2044	715,537	765,742
Fannie Mae, Pool #AS4103, UMBS, 4.50%, 12/1/2044	763,192	821,062
Fannie Mae, Pool #AZ2001, UMBS, 3.50%, 5/1/2045	2,328,060	2,454,656
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	674,194	718,136
Fannie Mae, Pool #BC3490, UMBS, 3.50%, 2/1/2046	1,809,594	1,895,632
Fannie Mae, Pool #AS6613, UMBS, 4.00%, 2/1/2046	4,704,593	5,013,124
Fannie Mae, Pool #BC6764, UMBS, 3.50%, 4/1/2046	1,263,293	1,322,404
Fannie Mae, Pool #BC8677, UMBS, 4.00%, 5/1/2046	429,269	455,790
Fannie Mae, Pool #BC2098, UMBS, 4.00%, 6/1/2046	864,758	917,609
Fannie Mae, Pool #MA2670, UMBS, 3.00%, 7/1/2046	2,008,556	2,076,707

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BD2179, UMBS, 4.00%, 7/1/2046	182,299	$193,702
Fannie Mae, Pool #MA2705, UMBS, 3.00%, 8/1/2046	2,301,271	2,374,053
Fannie Mae, Pool #BD6987, UMBS, 4.00%, 10/1/2046	1,139,219	1,205,066
Fannie Mae, Pool #BD6997, UMBS, 4.00%, 10/1/2046	779,556	824,876
Fannie Mae, Pool #BE3812, UMBS, 4.00%, 12/1/2046	621,893	657,631
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	617,964	656,413
Fannie Mae, Pool #MA3184, UMBS, 4.50%, 11/1/2047	2,320,112	2,463,377
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	2,305,396	2,476,363
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	1,496,661	1,588,472
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	2,549,771	2,665,640
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	1,719,927	1,821,008
Fannie Mae, Pool #BK9598, UMBS, 4.50%, 8/1/2048	1,878,867	1,988,848
Fannie Mae, Pool #CA2219, UMBS, 5.00%, 8/1/2048	1,304,947	1,401,807
Fannie Mae, Pool #CA2373, UMBS, 5.00%, 9/1/2048	4,791,250	5,136,977
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	5,060,276	5,287,475
Fannie Mae, Pool #AL8674, 5.642%, 1/1/2049	1,057,030	1,198,245
Fannie Mae, Pool #MA3692, UMBS, 3.50%, 7/1/2049	6,180,684	6,376,145
Fannie Mae, Pool #BO5945, UMBS, 3.50%, 11/1/2049	4,389,522	4,552,056
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	353	353
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	14,910	15,220
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	10,188	10,445
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	15,538	16,047
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	101,256	109,395
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	855,195	923,932
Freddie Mac, Pool #QN0349, UMBS, 3.00%, 8/1/2034	3,562,341	3,672,671
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	94,948	107,018

	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	253,801	$284,693
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	270,446	311,048
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	208,174	233,794
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	91,779	102,970
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	93,986	102,803
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	264,219	296,747
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	32,739	36,795
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	217,095	243,578
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	265,067	297,692
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	237,434	266,704
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	51,864	58,932
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	171,693	186,995
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	224,771	258,941
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	984,694	1,073,237
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,081,036	1,181,962
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	876,768	958,460
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	1,659,685	1,756,347
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	1,295,442	1,370,727
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	739,939	789,137
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,629,571	1,744,385
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	1,318,604	1,407,465
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	274,401	294,012
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	1,865,835	1,956,370
Freddie Mac, Pool #ZM2525, UMBS, 3.00%, 12/1/2046	3,301,169	3,405,099
Freddie Mac, Pool #Q51334, 4.00%, 10/1/2047	2,613,118	2,749,819
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	1,435,163	1,528,109

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	1,850,497	$1,960,718
Freddie Mac, Pool #Q60730, 4.00%, 1/1/2049	2,557,075	2,675,193
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	28,647	30,781

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $122,740,437)		125,944,928

	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.9%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[9]
(Identified Cost $34,201,515)	34,201,515	$34,201,515

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Identified Cost $830,515,562)		879,613,519

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $70,498)		(136,341)

TOTAL INVESTMENTS - 99.3%		879,477,178
OTHER ASSETS, LESS LIABILITIES - 0.7%		6,179,189

NET ASSETS - 100%		$885,656,367

ADR - American Depositary Receipt

CAD - Canadian Dollar

IO - Interest only

LIBOR - London InterBank Offer Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE
Call
Electronic Arts, Inc.	101	02/21/2020	$121.00	1,090	$(1,010)

Put
Amazon.com, Inc.	6	02/07/2020	1,755.00	1,205	(570)
Activision Blizzard, Inc.	231	02/14/2020	53.00	1,351	(5,775)
Schlumberger Ltd.	342	02/14/2020	36.00	1,146	(112,860)
Electronic Arts, Inc.	119	02/21/2020	103.00	1,284	(9,282)
PayPal Holdings, Inc.	116	02/21/2020	105.00	1,321	(6,844)

					(135,331)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN - (PREMIUMS RECEIVED $70,498)					$(136,341)

*Non-income producing security.

##	Less than 0.1%.
[1]	A portion of this security is designated as collateral for options contracts written. As of January 31, 2020, the total value of such securities was $11,342,638.
[2]	Amount is stated in USD unless otherwise noted.
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $106,983,878, or 12.08% of the Series’ net assets as of January 31, 2020.

[4]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
[5]	Represents a Payment-In-Kind bond.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.

Investment Portfolio - January 31, 2020

(unaudited)

[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.

[9]	Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$25,352,649	$17,332,995	$8,019,654	$—
Consumer Discretionary	21,392,236	18,827,154	2,565,082	—
Consumer Staples	29,601,159	21,983,617	7,617,542	—
Energy	11,280,341	11,280,341	—	—
Financials	23,518,696	23,518,696	—	—
Health Care	41,803,126	38,632,000	3,171,126	—
Industrials	18,345,177	16,774,043	1,571,134	—
Information Technology	35,185,550	35,185,550	—	—
Materials	3,911,647	3,911,647	—	—
Real Estate	23,788,370	23,632,723	155,647	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	344,113,111	—	344,113,111	—
Corporate debt:
Communication Services	33,218,610	—	33,218,610	—
Consumer Discretionary	14,694,824	—	14,694,824	—
Consumer Staples	132,656	—	132,656	—
Energy	24,286,233	—	24,286,233	—
Financials	26,521,909	—	26,521,909	—
Health Care	5,010,563	—	5,010,563	—
Industrials	18,400,408	—	18,400,408	—
Materials	6,937,372	—	6,937,372	—
Real Estate	13,312,536	—	13,312,536	—
Asset-backed securities	53,250,194	—	53,250,194	—
Commercial mortgage-backed securities	61,465,592	—	61,465,592	—
Foreign government bonds	9,889,045	—	9,889,045	—

Investment Portfolio - January 31, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Short-Term Investment	$34,201,515	$34,201,515	$—	$—

Total assets	879,613,519	245,280,281	634,333,238	—

Liabilities:
Other financial instruments*: Equity contracts	(136,341)	(136,341)	—	—

Total liabilities	(136,341)	(136,341)	—	—

Total	$879,477,178	$245,143,940	$634,333,238	$—

#	Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1).

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.